UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Buffalo USA Global Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares			Value
	COMMON STOCKS - 98.59%
	Consumer Discretionary - 12.43%
	Auto Components - 5.64%
117,000	Gentex Corp.		$1,638,000
26,400	Johnson Controls, Inc.		2,170,608
			3,808,608

	Hotels, Restaurants & Leisure - 4.99%
20,800	Las Vegas Sands Corp. (a)		1,619,488
52,000	McDonald's Corp.		1,747,200
			3,366,688

	Specialty Retail - 1.80%
36,700	Tiffany & Co.		1,211,834
	Total Consumer Discretionary		8,387,130

	Consumer Staples - 12.30%
	Beverages - 1.95%
30,700	The Coca-Cola Co.		1,320,714

	Food Products - 3.21%
47,750	Wm. Wrigley Jr. Co.		2,165,940

	Household Products - 7.14%
25,200	Colgate-Palmolive Co.		1,509,480
25,300	Kimberly-Clark Corp.		1,561,010
31,415	Procter & Gamble Co.		1,746,674
			4,817,164
	Total Consumer Staples		8,303,818

	Energy - 2.96%
	Energy Equipment & Services - 2.96%
26,950	Halliburton Co.		1,999,960
	Total Energy		1,999,960

	Financials - 5.42%
	Insurance - 5.42%
42,900	AFLAC, Inc.		1,988,415
28,300	American International Group, Inc.		1,671,115
	Total Financials		3,659,530

	Health Care - 31.09%
	Health Care Equipment & Supplies - 16.39%
58,600	Baxter International, Inc.		2,154,136
46,200	ev3, Inc. (a)		684,222
36,600	Mentor Corp.		1,592,100
30,700	Millipore Corp. (a)		1,933,793
27,400	Sigma-Aldrich Corp.		1,990,336
14,100	Varian Medical Systems, Inc. (a)		667,635
45,900	Waters Corp. (a)		2,037,960
			11,060,182

	Health Care Providers & Services - 2.77%
69,800	IMS Health, Inc.		1,874,130

	Pharmaceuticals - 11.93%
59,500	Abbott Laboratories		2,594,795
18,400	Johnson & Johnson		1,102,528
117,100	Schering-Plough Corp.		2,228,413
47,900	Wyeth		2,127,239
			8,052,975
	Total Health Care		20,987,287

	Industrials - 4.55%
	Aerospace & Defense - 1.19%
14,800	Teleflex, Inc.		799,496

	Commercial Services & Supplies - 3.36%
7,700	Getty Images, Inc. (a)		489,027
52,600	Heidrick & Struggles International, Inc. (a)		1,779,984
			2,269,011
	Total Industrials		3,068,507

	Information Technology - 29.84%
	Communications Equipment - 4.17%
77,500	Cisco Systems, Inc. (a)		1,513,575
64,600	Motorola, Inc.		1,301,690
			2,815,265

	Electronic Equipment & Instruments - 3.14%
50,100	Dolby Laboratories, Inc. - Class A (a)		1,167,330
28,400	Molex, Inc.		953,388
			2,120,718

	Semiconductor & Semiconductor Equipment - 17.83%
47,300	Analog Devices, Inc.		1,520,222
81,602	Applied Materials, Inc.		1,328,481
32,405	Cabot Microelectronics Corp. (a)		982,195
70,300	Entegris, Inc. (a)		669,959
81,500	Fairchild Semiconductor International, Inc. (a)		1,480,855
25,100	FormFactor, Inc. (a)		1,120,213
63,000	Integrated Device Technology, Inc. (a)		893,340
88,000	Intel Corp.		1,667,600
25,200	KLA-Tencor Corp.		1,047,564
55,300	National Semiconductor Corp.		1,318,905
			12,029,334

	Software - 4.70%
78,300	Microsoft Corp.		1,824,390
93,000	Oracle Corp. (a)		1,347,570
			3,171,960
	Total Information Technology		20,137,277

	TOTAL COMMON STOCKS (Cost $51,508,105)		66,543,509

	SHORT TERM INVESTMENTS - 1.40%
	Investment Company - 1.40%
941,801	SEI Daily Income Trust Treasury II Fund - Class B		941,801
	Total Investment Companies		941,801

	TOTAL SHORT TERM INVESTMENTS ($941,801)		941,801

	Total Investments (Cost $52,449,906) - 99.99%		67,485,310

	Other Assets in Excess of Liabilities - 0.01%		6,224

	TOTAL NET ASSETS - 100.00%		$67,491,534

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments		$ 52,449,906
Gross unrealized appreciation		17,102,932
Gross unrealized depreciation		(2,067,528)
Net unrealized appreciation		$ 15,035,404

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo USA Global Fund, Inc.

By (Signature and Title)  /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  8/17/06

* Print the name and title of each signing officer under his or her signature.